- Narrative (Detail)					12 Months Ended
	Mar. 24, 2017 CAD Tranche	Feb. 08, 2017 USD ($)	Jan. 01, 2017 USD ($) Tranche	Dec. 30, 2016 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Feb. 23, 2018 USD ($)	Feb. 15, 2018 CAD	Dec. 31, 2017 USD ($)	Dec. 21, 2017 CAD	Oct. 06, 2017 CAD	Oct. 06, 2017 USD ($)	Oct. 05, 2017 USD ($)	Sep. 30, 2017 CAD	Sep. 20, 2017 CAD	Jun. 30, 2017 USD ($)	Mar. 14, 2017 USD ($)	Jan. 17, 2017 CAD	Dec. 31, 2016 USD ($)	Oct. 25, 2016 USD ($)	Jan. 08, 2016 CAD	Jan. 08, 2016 USD ($)	Jan. 04, 2016 USD ($) bank
Debt Instrument [Line Items]
Short-term Debt | CAD					CAD 264,214,000
Maturity date																	2.33%
Notes payable | CAD														CAD 669,000
Repayment of long-term debt | CAD					3,131,717,000	CAD 68,423,000
Interest on long term debt | CAD					41,479,000	27,225,000
Interest expense during the year on long-term liabilities | CAD					185,339,000	87,143,000
Senior Unsecured Notes | Senior Unsecured Debenture Due February 2027
Debt Instrument [Line Items]
Par value | CAD																		CAD 300,000,000
Maturity date																		4.09%
Debt instrument, sales price ratio																		0.99929
Senior Unsecured Notes | Bella Vista Water Loans
Debt Instrument [Line Items]
Repayment of long-term debt		$ 707,000
Bonds
Debt Instrument [Line Items]
Par value																				$ 500,000,000
Senior Debt
Debt Instrument [Line Items]
Par value | CAD	CAD 750,000,000
Debt instrument, number of tranches | Tranche	6
Debt instrument, weighted average life	15 years
Weighted average coupon	4.00%
Effective weighted average interest rate	3.60%
Letter of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity					CAD 50,000,000				$ 30,000,000
Debt instrument, term					1 year
Revolving Credit Facility | Senior Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon					0.00%				0.00%
Revolving Credit Facility | Senior Unsecured Notes | APUC Senior Unsecured Revolving Facility Maturing November 2017
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity | CAD						CAD 65,000,000									CAD 165,000,000
Revolving Credit Facility | Senior Unsecured Notes | Liberty Utilities Senior Unsecured Revolving Facility Maturing September 2018
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity									$ 200,000,000
Revolving Credit Facility | Senior Unsecured Notes | Empire Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity									200,000,000
Revolving Credit Facility | Senior Unsecured Notes | Liberty Power Bilateral Revolving Credit Facility Maturing August 2018
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity												$ 500,000,000	$ 350,000,000
Revolving Credit Facility | Senior Unsecured Notes | St. Damase Wind Facility Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity												$ 4,000,000
Amount draw on credit facility									3,900,000
Revolving Credit Facility | Senior Unsecured Notes | Algonquin Power Senior Unsecured Revolving Facility Maturing July 2019
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity | CAD										CAD 600,000,000	CAD 150,000,000
Line of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity																							$ 235,000,000
Line of credit facility, number of banks | bank																							2
Line of Credit | Acquisition Facility
Debt Instrument [Line Items]
Proceed from long-term lines of credit				$ 1,336,440,000
Debt instrument, cash held by paying agent				1,495,774,000
Line of Credit | Bridge Loan | Acquisition Facility
Debt Instrument [Line Items]
Proceed from long-term lines of credit			$ 1,336,440,000	$ 1,336,440,000
Corporate Term Facility
Debt Instrument [Line Items]
Repayment of debt | CAD	CAD 100,000,000
Subsequent Event | Revolving Credit Facility | Senior Unsecured Notes | Empire Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity							$ 500,000,000
Subsequent Event | Revolving Credit Facility | Senior Unsecured Notes | Algonquin Power Senior Unsecured Revolving Facility Maturing July 2019
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity | CAD								CAD 200,000,000
Park Water Company
Debt Instrument [Line Items]
Long-term debt | CAD																					CAD 146,727,000
Park Water Company | Bonds
Debt Instrument [Line Items]
Long-term debt																$ 63,000,000			$ 65,000,000
Park Water Company | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt																						$ 4,250,000
Park Water Company | Line of Credit | Non-Revolving Term Credit Facility
Debt Instrument [Line Items]
Long-term debt																						$ 22,500,000
Empire
Debt Instrument [Line Items]
Long-term debt | CAD					CAD 1,218,563,000
Empire | U.S. Dollar Senior Unsecured Utility Notes
Debt Instrument [Line Items]
Long-term debt			$ 102,000,000
Debt instrument, number of tranches | Tranche			2
Empire | Secured Utility Notes
Debt Instrument [Line Items]
Long-term debt			$ 733,000,000
Debt instrument, number of tranches | Tranche			10
Deerfield SponsorCo | Construction Loans
Debt Instrument [Line Items]
Long-term debt																	$ 262,219,000
Minimum | Senior Debt
Debt Instrument [Line Items]
Debt instrument, term	3 years
Minimum | Empire | U.S. Dollar Senior Unsecured Utility Notes
Debt Instrument [Line Items]
Maturity date			6.70%
Minimum | Empire | Secured Utility Notes
Debt Instrument [Line Items]
Maturity date			3.58%
Maximum | Senior Debt
Debt Instrument [Line Items]
Debt instrument, term	30 years
Maximum | Empire | U.S. Dollar Senior Unsecured Utility Notes
Debt Instrument [Line Items]
Maturity date			5.80%
Maximum | Empire | Secured Utility Notes
Debt Instrument [Line Items]
Maturity date			6.82%
Commercial Paper | Empire
Debt Instrument [Line Items]
Short term commercial paper program assumed in acquisition									$ 150,000